Annual Fund Operating Expenses - International Fund - International Fund Class	Apr. 30, 2021
Operating Expenses:
Management Fees	0.08%
Other Expenses	0.05%
Acquired Fund Fees and Expenses	0.22%
Total Annual Fund Operating Expenses	0.35%